Leases (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 757
Discount rate	7.30%	5.22%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 155
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	105
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	87
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	85
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	325
Ports [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 57
Ports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	2 years
Discount rate	4.00%
Ports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	18 years
Discount rate	5.00%
Ports [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 25
Ports [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	12
Ports [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	1
Ports [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	1
Ports [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	18
Ships [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 405
Ships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Ships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	8 years
Discount rate	4.00%
Ships [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 59
Ships [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	54
Ships [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	53
Ships [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	51
Ships [member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	188
Pellets Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 141
Pellets Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Pellets Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	8 years
Discount rate	6.00%
Pellets Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 39
Pellets Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	13
Pellets Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	13
Pellets Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	13
Pellets Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	63
Properties [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 75
Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	14 years
Discount rate	6.00%
Properties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 15
Properties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	14
Properties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	12
Properties [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	12
Properties [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	22
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 57
Energy Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	2 years
Discount rate	5.00%
Energy Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	5 years
Discount rate	6.00%
Energy Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 8
Energy Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Energy Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	33
Other [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 22
Other [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Other [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	4 years
Discount rate	6.00%
Other [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 9
Other [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Other [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	3
Other [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	3
Other [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 1